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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 4/30
Date of reporting period: 1/31/12

*	Funds included are: Invesco Energy Fund, Invesco Gold & Precious Metals Fund, Invesco Leisure Fund, Invesco Technology Fund, Invesco U.S. Mid Cap Value Fund, Invesco Utilities Fund, Invesco Van Kampen American Value Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund and Invesco Van Kampen Value Opportunities Fund.

Item 1. Schedule of Investments.

Invesco Energy Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           I-ENE-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.70%
Coal & Consumable Fuels—0.91%
Peabody Energy Corp.	431,837	$14,721,323

Integrated Oil & Gas—16.06%
BG Group PLC (United Kingdom)	428,448	9,622,085
BP PLC -ADR (United Kingdom)	106,880	4,906,861
ConocoPhillips	222,041	15,145,417
Exxon Mobil Corp.	817,295	68,440,283
Hess Corp.	277,854	15,643,180
Murphy Oil Corp.	275,967	16,447,633
Occidental Petroleum Corp.	931,092	92,895,049
Royal Dutch Shell PLC -ADR (United Kingdom)	411,451	29,361,144
Total SA -ADR (France)	152,161	8,059,968

		260,521,620

Oil & Gas Drilling—13.20%
Atwood Oceanics, Inc. (b)	454,568	20,901,037
Ensco PLC -ADR (United Kingdom)	1,182,399	62,241,483
Helmerich & Payne, Inc.	690,824	42,630,749
Nabors Industries Ltd. (b)	524,185	9,760,325
Patterson-UTI Energy, Inc.	570,649	10,768,147
Rowan Cos., Inc. (b)	1,409,099	47,923,457
Seadrill Ltd. (Bermuda)(c)	535,224	19,856,810

		214,082,008

Oil & Gas Equipment & Services—36.74%
Baker Hughes Inc.	1,457,493	71,606,631
Cameron International Corp. (b)	1,532,848	81,547,514
Dresser-Rand Group, Inc. (b)	231,431	11,856,210
FMC Technologies, Inc. (b)	186,559	9,535,030
Halliburton Co.	2,817,529	103,628,717
Key Energy Services, Inc. (b)	1,916,187	27,746,388
Lufkin Industries, Inc.	112,766	8,482,258
National Oilwell Varco Inc.	1,285,617	95,109,946
Oceaneering International, Inc.	256,050	12,441,469
Oil States International, Inc. (b)	153,232	12,211,058
Schlumberger Ltd.	1,121,109	84,273,764
Superior Energy Services, Inc. (b)(c)	645,611	18,406,370
Weatherford International Ltd. (b)	3,523,238	58,979,004

		595,824,359

Oil & Gas Exploration & Production—24.97%
Anadarko Petroleum Corp.	1,055,801	85,224,257
Apache Corp.	799,539	79,058,416
Cabot Oil & Gas Corp.	268,350	8,560,365
Canadian Natural Resources Ltd. (Canada)	289,946	11,484,498
CNOOC Ltd. (China)	4,126,000	8,406,993
EOG Resources, Inc.	254,854	27,050,204
Kosmos Energy LLC. (b)	668,996	8,402,590
Marathon Oil Corp.	1,553,918	48,777,486
Newfield Exploration Co. (b)	206,870	7,821,755
Noble Energy, Inc.	574,136	57,798,271
Range Resources Corp.	194,232	11,172,225
Resolute Energy Corp. (b)(c)	650,238	7,315,177
Southwestern Energy Co. (b)	266,144	8,287,724
Whiting Petroleum Corp. (b)	708,914	35,509,502

		404,869,463

Oil & Gas Refining & Marketing—1.82%
Marathon Petroleum Corp.	425,164	16,249,768
Valero Energy Corp.	553,413	13,276,378

		29,526,146

Total Common Stocks & Other Equity Interests (Cost $1,227,376,791)		1,519,544,919

Money Market Funds—6.46%
Liquid Assets Portfolio — Institutional Class (d)	52,395,854	52,395,854
Premier Portfolio — Institutional Class (d)	52,395,854	52,395,854

Total Money Market Funds (Cost $104,791,708)		104,791,708

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.16% (Cost $1,332,168,499)		1,624,336,627

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.77%
Liquid Assets Portfolio — Institutional Class (Cost $28,599,987)(d)(e)	28,599,987	28,599,987

TOTAL INVESTMENTS—101.93% (Cost $1,360,768,486)		1,652,936,614

OTHER ASSETS LESS LIABILITIES—(1.93)%		(31,269,932)

NET ASSETS—100.00%		$1,621,666,682

Investment Abbreviations:

ADR	—	American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2012.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Energy Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of
Invesco Energy Fund

F.	Foreign Currency Translations — (continued)
market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,644,529,621	$8,406,993	$—	$1,652,936,614

Invesco Energy Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2012 was $723,143,982 and $980,940,763, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$302,652,148

Aggregate unrealized (depreciation) of investment securities	(15,229,236)

Net unrealized appreciation of investment securities	$287,422,912

Cost of investments for tax purposes is $1,365,513,702.
Invesco Energy Fund

Invesco Gold & Precious Metals Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           I-GPM-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.56%
Australia—5.04%
BHP Billiton Ltd. -ADR(a)	78,610	$6,244,778
Newcrest Mining Ltd.	660,924	23,604,663

		29,849,441

Canada—65.12%
Agnico-Eagle Mines Ltd.	308,724	11,546,278
Alamos Gold Inc.	368,381	7,545,419
Aurizon Mines Ltd. (b)	3,168,143	17,519,831
Barrick Gold Corp.	746,894	36,791,998
Cameco Corp.(a)	431,845	10,049,033
Centerra Gold Inc.	537,248	10,634,596
Detour Gold Corp. (b)	420,100	11,738,335
Eldorado Gold Corp.	697,245	10,561,579
Extorre Gold Corp. (b)	1,290,361	12,044,054
Franco-Nevada Corp.	406,641	18,369,403
Goldcorp, Inc.	748,937	36,241,061
Harry Winston Diamond Corp. (b)	397,524	4,649,937
IAMGOLD Corp.	1,572,010	26,226,294
International Tower Hill Mines Ltd. (a)(b)	810,890	4,338,261
Kinross Gold Corp.	1,217,710	13,758,131
Kirkland Lake Gold, Inc. (b)	338,461	6,017,909
New Gold Inc. (b)	1,676,461	19,626,697
Osisko Mining Corp. (b)	1,560,897	18,616,203
Pan American Silver Corp.	591,065	13,523,567
Queenston Mining, Inc. (b)	840,270	4,290,170
Rubicon Minerals Corp. (b)	2,861,234	12,240,421
Silver Wheaton Corp. (a)	898,421	31,992,772
Tahoe Resources Inc. (b)	667,486	13,818,318
Torex Gold Resources Inc. (b)	2,109,306	4,943,029
Yamana Gold Inc.	1,662,175	28,705,762

		385,789,058

Peru—0.61%
Cia de Minas Buenaventura S.A. -ADR	83,453	3,580,134

South Africa—9.38%
Gold Fields Ltd. -ADR	1,049,282	17,239,703
Harmony Gold Mining Co. Ltd. -ADR(a)	418,196	5,043,444
Impala Platinum Holdings Ltd.	126,463	2,767,306
Randgold Resources Ltd. -ADR	266,933	30,539,805

		55,590,258

United States—17.41%
Coeur d’Alene Mines Corp. (b)	125,667	3,475,949
Freeport-McMoRan Copper & Gold Inc.	488,094	22,554,824
iShares Gold Trust (b)	812,600	13,797,948
Newmont Mining Corp.	445,495	27,389,032
SPDR Gold Trust (b)	119,000	20,147,890
Stillwater Mining Co. (b)	1,226,377	15,795,736

		103,161,379

Total Common Stocks & Other Equity Interests (Cost $444,227,553)		577,970,270

Money Market Funds—3.47%
Liquid Assets Portfolio — Institutional Class (c)	10,267,951	10,267,951
Premier Portfolio — Institutional Class (c)	10,267,951	10,267,951

Total Money Market Funds (Cost $20,535,902)		20,535,902

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—101.03% (Cost $464,763,455)		598,506,172

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.14%
Liquid Assets Portfolio — Institutional Class (Cost $12,693,565)(c)(d)	12,693,565	12,693,565

TOTAL INVESTMENTS—103.17% (Cost $477,457,020)		611,199,737

OTHER ASSETS LESS LIABILITIES—(3.17)%		(18,788,770)

NET ASSETS—100.00%		$592,410,967

Investment Abbreviations:

ADR	—	American Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2012.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Gold & Precious Metals Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
     Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar
Invesco Gold & Precious Metals Fund

F.     Foreign Currency Translations — (continued)
amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$584,827,768	$26,371,969	$—	$611,199,737

Invesco Gold & Precious Metals Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2012 was $84,684,080 and $117,006,863, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$120,299,788

Aggregate unrealized (depreciation) of investment securities	(33,972,329)

Net unrealized appreciation of investment securities	$86,327,459

Cost of investments for tax purposes is $524,872,278.
Invesco Gold & Precious Metals Fund

Invesco Leisure Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           I-LEI-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.51%
Advertising—4.12%
Interpublic Group of Cos., Inc. (The)	1,089,150	$11,250,920
National CineMedia, Inc.	188,447	2,566,648

		13,817,568

Apparel Retail—2.77%
Express, Inc. (b)	155,030	3,354,849
Foot Locker, Inc.	99,859	2,620,300
TJX Cos., Inc. (The)	48,602	3,311,741

		9,286,890

Apparel, Accessories & Luxury Goods—4.31%
Michael Kors Holdings Ltd. (b)	214,767	6,647,039
Prada S.p.A. (Italy) (b)(c)	885,000	4,216,615
Under Armour, Inc. -Class A (b)	45,051	3,586,960

		14,450,614

Auto Parts & Equipment—1.85%
Johnson Controls, Inc.	195,365	6,206,746

Automobile Manufacturers—3.48%
Ford Motor Co.	417,297	5,182,829
Honda Motor Co., Ltd. (Japan)	98,866	3,476,129
Tesla Motors, Inc. (b)(d)	103,393	3,005,634

		11,664,592

Automotive Retail—2.40%
AutoZone, Inc. (b)	12,445	4,329,367
Group 1 Automotive, Inc.	69,448	3,704,356

		8,033,723

Broadcasting—4.88%
CBS Corp. -Class B	313,582	8,930,815
Scripps Networks Interactive, Inc. -Class A	171,110	7,419,330

		16,350,145

Cable & Satellite—10.40%
Comcast Corp. -Class A	595,020	15,821,582
DIRECTV -Class A (b)	309,066	13,911,061
DISH Network Corp. -Class A (b)	88,033	2,457,881
Sirius XM Radio Inc. (b)(d)	1,281,689	2,678,730

		34,869,254

Casinos & Gaming—3.86%
Las Vegas Sands Corp. (b)	115,623	5,678,245
Penn National Gaming, Inc. (b)	177,621	7,271,804

		12,950,049

Computer Hardware—5.00%
Apple Inc. (b)	36,711	16,757,837

Department Stores—3.40%
Macy’s, Inc.	338,818	11,414,778

Distributors—1.43%
Pool Corp.	141,187	4,804,594

Footwear—4.87%
NIKE, Inc. -Class B	157,057	16,332,357

General Merchandise Stores—1.26%
Dollar Tree, Inc. (b)	20,289	1,720,710
Target Corp.	49,443	2,512,199

		4,232,909

Home Entertainment Software—1.58%
Electronic Arts Inc. (b)	286,011	5,311,224

Home Improvement Retail—5.38%
Home Depot, Inc. (The)	293,900	13,046,221
Lowe’s Cos., Inc.	186,721	5,009,725

		18,055,946

Homebuilding—1.47%
D.R. Horton, Inc.	183,491	2,554,195
PulteGroup Inc. (b)	316,459	2,357,619

		4,911,814

Homefurnishing Retail—3.44%
Bed Bath & Beyond, Inc. (b)	81,609	4,953,666
Mattress Firm Holding Corp. (b)(d)	199,699	6,596,058

		11,549,724

Hotels, Resorts & Cruise Lines—3.54%
Hyatt Hotels Corp. -Class A (b)	130,040	5,542,305
Marriott International Inc. -Class A	83,722	2,884,223
Starwood Hotels & Resorts Worldwide, Inc.	63,249	3,430,626

		11,857,154

Housewares & Specialties—0.82%
Jarden Corp. (b)	81,111	2,732,630

Hypermarkets & Super Centers—0.77%
Costco Wholesale Corp.	31,527	2,593,726

Internet Retail—4.05%
Amazon.com, Inc. (b)	62,604	12,172,722
Priceline.com Inc. (b)	2,629	1,392,003

		13,564,725

See accompanying notes which are an integral part of this schedule.
Invesco Leisure Fund

	Shares	Value

Internet Software & Services—2.61%
Baidu, Inc. -ADR (China) (b)	13,431	$1,712,721
eBay Inc. (b)	49,593	1,567,139
Google Inc. -Class A (b)	7,844	4,550,383
Yandex NV -Class A (Netherlands) (b)(d)	45,655	929,992

		8,760,235

Motorcycle Manufacturers—1.68%
Harley-Davidson, Inc.	127,330	5,626,713

Movies & Entertainment—8.25%
News Corp. -Class A	239,600	4,511,668
Time Warner Inc.	192,430	7,131,456
Viacom Inc. -Class A	121,958	6,435,724
Viacom Inc. -Class B	80,410	3,782,486
Walt Disney Co. (The)	149,222	5,804,736

		27,666,070

Packaged Foods & Meats—1.32%
Diamond Foods, Inc. (d)	122,074	4,436,169

Restaurants—7.98%
Chipotle Mexican Grill, Inc. (b)	25,594	9,400,420
Domino’s Pizza, Inc. (b)	47,384	1,547,088
McDonald’s Corp.	24,647	2,441,285
P.F. Chang’s China Bistro, Inc. (d)	54,952	1,789,237
Starbucks Corp.	241,933	11,595,849

		26,773,879

Soft Drinks—0.86%
Monster Beverage Corp. (b)	27,600	2,884,476

Systems Software—1.73%
Rovi Corp. (b)	180,447	5,790,544

Total Common Stocks & Other Equity Interests (Cost $264,425,587)		333,687,085

Money Market Funds—0.74%
Liquid Assets Portfolio — Institutional Class (e)	1,241,332	1,241,332
Premier Portfolio — Institutional Class (e)	1,241,333	1,241,333

Total Money Market Funds (Cost $2,482,665)		2,482,665

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.25% (Cost $266,908,252)		336,169,750

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—4.37%
Liquid Assets Portfolio — Institutional Class (Cost $14,648,900) (e)(f)	14,648,900	14,648,900

TOTAL INVESTMENTS—104.62% (Cost $281,557,152)		350,818,650

OTHER ASSETS LESS LIABILITIES—(4.62)%		(15,488,946)

NET ASSETS—100.00%		$335,329,704

Investment Abbreviations:
ADR      — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2012 represented 1.26% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at January 31, 2012.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Leisure Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Leisure Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of
Invesco Leisure Fund

F.	Foreign Currency Translations —(continued)

market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$343,125,906	$7,692,744	$—	$350,818,650

Invesco Leisure Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2012 was $214,617,077 and $251,157,509, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$75,736,639

Aggregate unrealized (depreciation) of investment securities	(6,706,712)

Net unrealized appreciation of investment securities	$69,029,927

Cost of investments for tax purposes is $281,788,723.
Invesco Leisure Fund

Invesco Technology Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           I-TEC-QTR-1    01/12      Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.13%
Application Software—7.63%
Autodesk, Inc. (b)	179,222	$6,451,992
Citrix Systems, Inc. (b)	282,439	18,417,847
Informatica Corp. (b)	58,303	2,466,217
NICE Systems Ltd. -ADR (Israel)(b)	204,071	7,338,393
Nuance Communications, Inc. (b)	226,666	6,464,514
Salesforce.com, Inc. (b)	66,766	7,798,269
Taleo Corp. -Class A(b)	58,655	2,112,166
TIBCO Software Inc. (b)	185,209	4,828,399

		55,877,797

Communications Equipment—10.24%
ADTRAN, Inc.	132,617	4,592,527
Brocade Communications Systems, Inc. (b)	201,378	1,129,731
Ciena Corp. (b)	301,339	4,384,482
F5 Networks, Inc. (b)	68,871	8,246,614
Finisar Corp. (b)	143,563	2,908,586
JDS Uniphase Corp. (b)	453,951	5,760,638
Juniper Networks, Inc. (b)	141,200	2,955,316
Polycom, Inc. (b)	285,951	5,704,722
QUALCOMM, Inc.	508,567	29,913,911
Sonus Networks, Inc. (b)	1,041,358	2,686,704
Sycamore Networks, Inc. (b)	131,065	2,545,282
Ubiquiti Networks Inc. (b)	170,371	4,136,608

		74,965,121

Computer Hardware—10.21%
Apple Inc. (b)	163,722	74,735,819

Computer Storage & Peripherals—6.19%
EMC Corp. (b)	993,613	25,595,471
NetApp, Inc. (b)	197,623	7,458,292
SanDisk Corp. (b)	136,408	6,258,399
Synaptics Inc. (b)	157,436	6,031,373

		45,343,535

Data Processing & Outsourced Services—8.14%
Alliance Data Systems Corp. (b)	83,865	9,292,242
Genpact Ltd. (Bermuda)(b)	544,882	7,971,624
MasterCard, Inc. -Class A	37,066	13,179,558
VeriFone Systems, Inc. (b)	180,722	7,716,829
Visa Inc. -Class A	127,130	12,794,363
Western Union Co.	271,188	5,179,691
Wright Express Corp. (b)	62,968	3,445,609

		59,579,916

Electronic Manufacturing Services—1.37%
Jabil Circuit, Inc.	442,182	10,019,844

Fertilizers & Agricultural Chemicals—0.92%
Monsanto Co.	82,007	6,728,674

Internet Retail—1.52%
Amazon.com, Inc. (b)	57,143	11,110,885

Internet Software & Services—6.41%
eBay Inc. (b)	245,926	7,771,262
Google Inc. -Class A (b)	34,096	19,779,430
Responsys, Inc. (b)	189,764	2,225,932
ValueClick, Inc. (b)	429,128	7,483,992
Velti PLC (Ireland)(b)	287,629	2,516,754
VeriSign, Inc.	192,127	7,120,227

		46,897,597

IT Consulting & Other Services—6.60%
Accenture PLC -Class A (Ireland)	170,791	9,793,156
Cognizant Technology Solutions Corp. -Class A (b)	361,131	25,911,149
International Business Machines Corp.	65,487	12,612,796

		48,317,101

Life Sciences Tools & Services—1.14%
Agilent Technologies, Inc.	196,447	8,343,104

Other Diversified Financial Services—0.41%
BlueStream Ventures L.P. (Canada) (Acquired 08/03/00-06/13/08; Acquisition Cost $25,801,962) (c)(d)	—	2,995,766

Research & Consulting Services—0.67%
Acacia Research (b)	119,266	4,908,989

Semiconductor Equipment—2.84%
Cymer, Inc. (b)	126,387	6,292,809
Novellus Systems, Inc. (b)	201,942	9,521,565
Teradyne, Inc. (b)	302,796	4,950,714

		20,765,088

Semiconductors—18.55%
ARM Holdings PLC -ADR (United Kingdom)	53,751	1,552,329
Avago Technologies Ltd. (Singapore)	125,915	4,273,555
Broadcom Corp. -Class A (b)	437,732	15,031,717
Cirrus Logic, Inc. (b)	113,281	2,314,331
Cypress Semiconductor Corp. (b)	434,757	7,475,647
Diodes Inc. (b)	186,796	4,815,601
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

	Shares	Value

Semiconductors—(continued)
Fairchild Semiconductor International, Inc. (b)	299,996	$4,193,944
Intel Corp.	676,742	17,879,524
Intermolecular Inc. (b)	437,354	3,682,521
Lattice Semiconductor Corp. (b)	1,205,070	8,194,476
Marvell Technology Group Ltd. (b)	550,315	8,546,392
Micron Technology, Inc. (b)	794,340	6,029,041
Microsemi Corp. (b)	888,434	17,573,224
ON Semiconductor Corp. (b)	495,455	4,310,458
Semtech Corp. (b)	455,435	12,979,897
Skyworks Solutions, Inc. (b)	197,672	4,265,762
Texas Instruments Inc.	106,606	3,451,902
Volterra Semiconductor Corp. (b)	190,859	5,758,216
Xilinx, Inc.	97,042	3,478,956

		135,807,493

Systems Software—12.29%
Ariba Inc. (b)	229,560	6,266,988
Check Point Software Technologies Ltd. (Israel)(b)	335,067	18,860,921
CommVault Systems, Inc. (b)	92,833	4,363,151
Fortinet Inc. (b)	343,895	7,844,245
Imperva Inc. (b)	72,819	2,401,571
Microsoft Corp.	509,437	15,043,674
Oracle Corp.	731,359	20,624,324
Red Hat, Inc. (b)	103,210	4,785,848
Rovi Corp. (b)	123,356	3,958,494
Symantec Corp. (b)	336,201	5,779,295

		89,928,511

Total Common Stocks & Other Equity Interests (Cost $533,109,638)		696,325,240

Money Market Funds—5.10%
Liquid Assets Portfolio — Institutional Class (e)	18,671,857	18,671,857
Premier Portfolio — Institutional Class (e)	18,671,857	18,671,857

Total Money Market Funds (Cost $37,343,714)		37,343,714

TOTAL INVESTMENTS—100.23% (Cost $570,453,352)		733,668,954

OTHER ASSETS LESS LIABILITIES—(0.23)%		(1,677,411)

NET ASSETS—100.00%		$731,991,543

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of January 31, 2012 represented less than 1% of the Fund’s Net Assets. See Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2012 represented less than 1% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Technology Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of
Invesco Technology Fund

F.	Foreign Currency Translations — (continued)
market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$730,673,188	$—	$2,995,766	$733,668,954

Invesco Technology Fund

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended January 31, 2012.

Change in
			Proceeds	Unrealized
	Value	Purchases	from	Appreciation	Realized	Value	Dividend
	04/30/11	at Cost	Sales	(Depreciation)	Gain	01/31/12	Income

BlueStream Ventures L.P.	$7,247,932	$—	$—	$(4,252,166)	$—	$2,995,766	$—

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2012 was $217,414,924 and $235,343,582, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$217,205,920

Aggregate unrealized (depreciation) of investment securities	(38,005,277)

Net unrealized appreciation of investment securities	$179,200,643

Cost of investments for tax purposes is $554,468,311.
Invesco Technology Fund

Invesco U.S. Mid Cap Value Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           MS-USMCV-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—88.68%
Alternative Carriers—3.22%
tw telecom inc. (b)	272,334	$5,487,530

Asset Management & Custody Banks—2.14%
Northern Trust Corp.	88,482	3,642,804

Computer Hardware—2.10%
Diebold, Inc.	113,033	3,582,016

Data Processing & Outsourced Services—3.45%
Fidelity National Information Services, Inc.	205,789	5,877,334

Diversified Banks—1.83%
Comerica Inc.	112,593	3,115,448

Electric Utilities—3.83%
Edison International	140,212	5,754,301
Great Plains Energy Inc.	37,366	770,487

		6,524,788

Electronic Manufacturing Services—1.47%
Flextronics International Ltd. (Singapore)(b)	364,351	2,503,091

Food Distributors—1.49%
Sysco Corp.	84,177	2,534,570

Food Retail—3.24%
Safeway Inc.	250,954	5,515,969

Health Care Facilities—4.49%
Brookdale Senior Living Inc. (b)	212,956	3,748,025
HealthSouth Corp. (b)	201,448	3,885,932

		7,633,957

Heavy Electrical Equipment—2.33%
Babcock & Wilcox Co. (The) (b)	159,426	3,961,736

Home Furnishings—2.71%
Mohawk Industries, Inc. (b)	75,343	4,607,978

Housewares & Specialties—3.67%
Newell Rubbermaid Inc.	337,952	6,241,974

Industrial Machinery—3.06%
Snap-on Inc.	92,130	5,206,266

Insurance Brokers—5.02%
Marsh & McLennan Cos., Inc.	151,118	4,773,818

Willis Group Holdings PLC (Ireland)	97,132	3,775,520

		8,549,338

Integrated Oil & Gas—2.88%
Murphy Oil Corp.	57,651	3,436,000
WPX Energy Inc. (b)	88,683	1,461,496

		4,897,496

Investment Banking & Brokerage—0.42%
Charles Schwab Corp. (The)	61,159	712,503

Life Sciences Tools & Services—0.88%
PerkinElmer, Inc.	62,429	1,497,048

Motorcycle Manufacturers—2.34%
Harley-Davidson, Inc.	90,095	3,981,298

Multi-Utilities—3.31%
CenterPoint Energy, Inc.	153,120	2,828,126
Wisconsin Energy Corp.	82,413	2,802,042

		5,630,168

Office Electronics—2.80%
Zebra Technologies Corp. — Class A (b)	125,682	4,758,320

Oil & Gas Exploration & Production—2.33%
Pioneer Natural Resources Co.	40,010	3,972,993

Oil & Gas Storage & Transportation—3.24%
El Paso Corp.	79,431	2,134,312
Williams Cos., Inc. (The)	116,986	3,371,536

		5,505,848

Packaged Foods & Meats—2.90%
ConAgra Foods, Inc.	185,378	4,944,031

Paper Packaging—1.89%
Sonoco Products Co.	102,600	3,211,380

Personal Products—1.12%
Avon Products, Inc.	107,410	1,908,676

Property & Casualty Insurance—2.65%
ACE Ltd. (Switzerland)	64,860	4,514,256

Regional Banks—4.21%
BB&T Corp.	135,452	3,682,940
Wintrust Financial Corp.	113,431	3,476,660

		7,159,600

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Mid Cap Value Fund

	Shares	Value

Restaurants—2.10%
Darden Restaurants, Inc.	77,902	$3,573,364

Retail REIT’s—1.63%
Weingarten Realty Investors	114,151	2,770,445

Specialty Chemicals—5.71%
Valspar Corp. (The)	100,696	4,354,095
W.R. Grace & Co. (b)	100,291	5,369,580

		9,723,675

Specialty Stores—2.02%
Staples, Inc.	234,476	3,430,384

Systems Software—1.14%
BMC Software, Inc. (b)	53,499	1,938,804

Trucking—1.06%
Swift Transportation Co. (b)	156,600	1,805,598

Total Common Stocks & Other Equity Interests (Cost $146,401,237)		150,920,686

Preferred Stock—0.86%
Health Care Facilities—0.86%
HealthSouth Corp., Series A, $65.00 Conv. Pfd. (Cost $1,305,972)	1,558	1,464,909

Money Market Funds—13.04%
Liquid Assets Portfolio — Institutional Class (c)	11,096,402	11,096,402
Premier Portfolio — Institutional Class (c)	11,096,403	11,096,403

Total Money Market Funds (Cost $22,192,805)		22,192,805

TOTAL INVESTMENTS—102.58% (Cost $169,900,014)		174,578,400

OTHER ASSETS LESS LIABILITIES—(2.58)%		(4,385,808)

NET ASSETS—100.00%		$170,192,592

Investment Abbreviations:
REIT      —  Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Mid Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco U.S. Mid Cap Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco U.S. Mid Cap Value Fund

NOTE 2 — Additional Valuation Information (continued)
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$173,113,491	$1,464,909	$—	$174,578,400

NOTE 3 — Derivative Investments

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	850	$117,377

Written	1,900	342,609

Closed	(2,300)	(397,402)

Expired	(450)	(62,584)

End of period	—	$—

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2012 was $40,359,693 and $94,182,036, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,191,443

Aggregate unrealized (depreciation) of investment securities	(10,757,707)

Net unrealized appreciation of investment securities	$4,433,736

Cost of investments for tax purposes is $170,144,664.
NOTE 5 — Proposed Reorganization
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen American Value Fund (the “Acquiring Fund”).
          The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2012. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
Invesco U.S. Mid Cap Value Fund

Invesco Utilities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           I-UTI-QTR-1    01/12      Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—95.65%
Electric Utilities—48.85%
American Electric Power Co., Inc.	470,925	$18,629,793
Duke Energy Corp.	526,505	11,219,822
E.ON AG (Germany)	289,317	6,185,383
Edison International	348,281	14,293,452
Entergy Corp.	212,909	14,771,627
Exelon Corp.	393,987	15,672,803
FirstEnergy Corp.	196,016	8,275,796
NextEra Energy, Inc.	69,285	4,146,707
Northeast Utilities	309,644	10,760,129
Pepco Holdings, Inc.	853,763	16,784,981
Pinnacle West Capital Corp.	129,797	6,134,206
Portland General Electric Co.	664,980	16,584,601
PPL Corp.	318,897	8,862,148
Progress Energy, Inc.	132,004	7,171,777
Southern Co. (The)	450,065	20,504,961

		179,998,186

Gas Utilities—5.98%
AGL Resources Inc.	205,743	8,540,392
Atmos Energy Corp.	86,358	2,798,863
ONEOK, Inc.	44,543	3,704,196
UGI Corp.	259,159	6,973,968

		22,017,419

Independent Power Producers & Energy Traders—6.27%
Calpine Corp. (b)	575,644	8,404,402
Constellation Energy Group Inc.	181,309	6,605,087
NRG Energy, Inc. (b)	480,236	8,106,384

		23,115,873

Integrated Telecommunication Services—4.50%
AT&T Inc.	146,168	4,298,801
CenturyLink Inc.	136,213	5,043,967
Verizon Communications Inc.	192,478	7,248,722

		16,591,490

Multi-Utilities—29.79%
CMS Energy Corp.	168,165	3,671,042
Consolidated Edison, Inc.	52,723	3,108,548
Dominion Resources, Inc.	338,270	16,927,031
DTE Energy Co.	130,388	6,937,946
National Grid PLC (United Kingdom)	1,729,948	17,246,929
NiSource Inc.	186,614	4,241,736
PG&E Corp.	230,062	9,354,321
Public Service Enterprise Group Inc.	232,023	7,039,578
Sempra Energy	202,077	11,498,181
TECO Energy, Inc.	661,794	11,945,382
Xcel Energy, Inc.	668,729	17,788,191

		109,758,885

Oil & Gas Storage & Transportation—0.26%
Southern Union Co.	21,625	937,876

Total Common Stocks (Cost $310,479,089)		352,419,729

Money Market Funds—6.25%
Liquid Assets Portfolio — Institutional Class (c)	11,523,857	11,523,857
Premier Portfolio — Institutional Class (c)	11,523,856	11,523,856

Total Money Market Funds (Cost $23,047,713)		23,047,713

TOTAL INVESTMENTS—101.90% (Cost $333,526,802)		375,467,442

OTHER ASSETS LESS LIABILITIES—(1.90)%		(7,010,423)

NET ASSETS—100.00%		$368,457,019

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Utilities Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
     The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to
Invesco Utilities Fund

F.	Foreign Currency Contracts — (continued)
acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$358,220,513	$17,246,929	$—	$375,467,442

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2012 was $53,342,154 and $25,154,299, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$48,939,910

Aggregate unrealized (depreciation) of investment securities	(7,416,329)

Net unrealized appreciation of investment securities	$41,523,581

Cost of investments for tax purposes is $333,943,861.
Invesco Utilities Fund

Invesco Van Kampen American Value Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           VK-AMVA-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—90.12%
Alternative Carriers—3.23%
TW Telecom, Inc. (b)	1,405,809	$28,327,051

Asset Management & Custody Banks—2.16%
Northern Trust Corp.	458,910	18,893,325

Computer Hardware—2.13%
Diebold, Inc.	589,296	18,674,790

Data Processing & Outsourced Services—3.46%
Fidelity National Information Services, Inc.	1,062,299	30,339,259

Diversified Banks—1.82%
Comerica, Inc.	577,667	15,984,046

Electric Utilities—3.93%
Edison International	739,885	30,364,880
Great Plains Energy, Inc.	195,529	4,031,808

		34,396,688

Electronic Manufacturing Services—1.47%
Flextronics International Ltd. (Singapore)(b)	1,876,841	12,893,898

Food Distributors—1.49%
Sysco Corp.	434,944	13,096,164

Food Retail—3.23%
Safeway, Inc.	1,287,535	28,300,019

Health Care Facilities—4.48%
Brookdale Senior Living, Inc. (b)	1,093,888	19,252,429
HealthSouth Corp. (b)	1,037,129	20,006,218

		39,258,647

Heavy Electrical Equipment—2.35%
Babcock & Wilcox Co. (The) (b)	827,987	20,575,477

Home Furnishings—2.71%
Mohawk Industries, Inc. (b)	388,923	23,786,531

Housewares & Specialties—3.65%
Newell Rubbermaid, Inc.	1,732,906	32,006,774

Industrial Machinery—3.65%
Ingersoll-Rand PLC (Ireland)	147,252	5,144,985
Snap-on, Inc.	475,502	26,870,618

		32,015,603

Insurance Brokers—5.09%
Marsh & McLennan Cos., Inc.	775,439	24,496,118
Willis Group Holdings PLC (Ireland)	516,593	20,079,970

		44,576,088

Integrated Oil & Gas—2.01%
Murphy Oil Corp.	295,705	17,624,018

Investment Banking & Brokerage—0.42%
Charles Schwab Corp. (The)	317,128	3,694,541

Life Sciences Tools & Services—0.89%
PerkinElmer, Inc.	325,677	7,809,735

Motorcycle Manufacturers—2.35%
Harley-Davidson, Inc.	465,586	20,574,245

Multi-Utilities—3.34%
CenterPoint Energy, Inc.	786,033	14,518,030
Wisconsin Energy Corp.	434,461	14,771,674

		29,289,704

Office Electronics—2.82%
Zebra Technologies Corp. — Class A (b)	652,469	24,702,476

Oil & Gas Exploration & Production—3.23%
Pioneer Natural Resources Co.	209,592	20,812,486
WPX Energy Inc. (b)	456,406	7,521,571

		28,334,057

Oil & Gas Storage & Transportation—3.25%
El Paso Corp.	410,419	11,027,959
Williams Cos., Inc. (The)	604,471	17,420,854

		28,448,813

Packaged Foods & Meats—2.92%
ConAgra Foods, Inc.	957,748	25,543,139

Paper Packaging—1.98%
Sonoco Products Co.	552,874	17,304,956

Personal Products—1.20%
Avon Products, Inc.	592,469	10,528,174

Property & Casualty Insurance—2.62%
ACE Ltd. (Switzerland)	329,438	22,928,885

Regional Banks—4.31%
BB&T Corp.	713,716	19,405,938
Wintrust Financial Corp.	599,809	18,384,146

		37,790,084

Restaurants—2.08%
Darden Restaurants, Inc.	396,842	18,203,143

Retail REIT’s—1.69%
Weingarten Realty Investors	608,800	14,775,576

Specialty Chemicals—5.73%
Valspar Corp. (The)	519,406	22,459,115
W.R. Grace & Co. (b)	517,457	27,704,648

		50,163,763

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Value Fund

	Shares	Value

Specialty Stores—2.08%
Staples, Inc.	1,246,115	$18,230,662

Systems Software—1.28%
BMC Software, Inc. (b)	310,146	11,239,691

Trucking—1.07%
Swift Transportation Co. (b)	810,308	9,342,851

Total Common Stocks & Other Equity Interests (Cost $721,349,354)		789,652,873

Preferred Stock—0.90%
Health Care Facilities—0.90%
HealthSouth Corp., Series A, $65.00 Conv. Pfd. (Cost $6,947,557)	8,342	7,843,566

Money Market Funds—10.16%
Liquid Assets Portfolio — Institutional Class (c)	44,506,977	44,506,977
Premier Portfolio — Institutional Class (c)	44,506,978	44,506,978

Total Money Market Funds (Cost $89,013,955)		89,013,955

TOTAL INVESTMENTS—101.18% (Cost $817,310,866)		886,510,394

OTHER ASSETS LESS LIABILITIES—(1.18)%		(10,300,992)

NET ASSETS—100.00%		$876,209,402

Investment Abbreviations:

Conv.	— Convertible
Pfd.	— Preferred
REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen American Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale
Invesco Van Kampen American Value Fund

E.	Call Options Written and Purchased —(continued)
are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
     When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$878,666,828	$7,843,566	$—	$886,510,394

NOTE 3 — Derivative Investments

	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	2,750	$379,741
Written	6,575	1,162,877
Closed	(7,975)	(1,354,653)
Expired	(1,350)	(187,965)

End of period	—	$—

Invesco Van Kampen American Value Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2012 was $129,776,960 and $148,820,420, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$110,503,704

Aggregate unrealized (depreciation) of investment securities	(41,900,804)

Net unrealized appreciation of investment securities	$68,602,900

Cost of investments for tax purposes is $817,907,494.
NOTE 5 — Proposed Reorganization
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco U.S. Mid Cap Value Fund (the “Target Fund”) in exchange for shares of the Fund.
     The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2012. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.
Invesco Van Kampen American Value Fund

Invesco Van Kampen Comstock Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           VK-COM-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.84%
Aerospace & Defense—2.41%
Honeywell International Inc.	1,860,893	$108,006,229
Textron Inc.	3,950,831	100,667,174

		208,673,403

Aluminum—1.17%
Alcoa Inc.	9,944,124	101,032,300

Asset Management & Custody Banks—2.15%
Bank of New York Mellon Corp. (The)	7,354,784	148,051,802
State Street Corp.	976,650	38,265,147

		186,316,949

Automobile Manufacturers—1.43%
General Motors Co. (b)	5,157,736	123,888,819

Cable & Satellite—6.09%
Comcast Corp. -Class A	13,572,757	360,899,608
Time Warner Cable Inc.	2,260,604	166,651,727

		527,551,335

Communications Equipment—0.95%
Cisco Systems, Inc.	4,206,683	82,577,187

Computer Hardware—3.14%
Dell Inc. (b)	5,599,171	96,473,717
Hewlett-Packard Co.	6,254,685	175,006,086

		271,479,803

Department Stores—0.37%
Macy’s, Inc.	936,588	31,553,650

Diversified Banks—2.57%
U.S. Bancorp	2,037,862	57,508,466
Wells Fargo & Co.	5,655,234	165,189,385

		222,697,851

Drug Retail—1.98%
CVS Caremark Corp.	4,101,122	171,221,843

Electric Utilities—2.65%
FirstEnergy Corp.	2,229,805	94,142,367
PPL Corp.	4,877,448	135,544,280

		229,686,647

Electrical Components & Equipment—0.78%
Emerson Electric Co.	1,320,720	67,858,594

Electronic Components—0.43%
Corning Inc.	2,884,824	37,127,685

General Merchandise Stores—0.69%
Target Corp.	1,180,434	59,977,851

Health Care Distributors—0.97%
Cardinal Health, Inc.	1,943,154	83,613,917

Home Improvement Retail—1.66%
Home Depot, Inc. (The)	1,223,369	54,305,350
Lowe’s Cos., Inc.	3,341,010	89,639,298

		143,944,648

Household Products—0.35%
Procter & Gamble Co. (The)	483,426	30,475,175

Hypermarkets & Super Centers—1.02%
Wal-Mart Stores, Inc.	1,443,164	88,552,543

Industrial Conglomerates—1.50%
General Electric Co.	6,919,457	129,463,040

Industrial Machinery—1.89%
Ingersoll-Rand PLC (Ireland)	4,671,801	163,232,727

Integrated Oil & Gas—7.46%
BP PLC -ADR (United Kingdom)	4,202,986	192,959,087
Chevron Corp.	1,660,939	171,209,592
Murphy Oil Corp.	1,784,384	106,349,287
Royal Dutch Shell PLC -ADR (United Kingdom)	2,449,709	174,811,234

		645,329,200

Integrated Telecommunication Services—2.54%
AT&T Inc.	3,067,592	90,217,881
Verizon Communications Inc.	3,441,062	129,590,395

		219,808,276

Internet Software & Services—3.58%
eBay Inc. (b)	5,410,865	170,983,334
Yahoo! Inc. (b)	8,979,596	138,914,350

		309,897,684

Investment Banking & Brokerage—1.88%
Goldman Sachs Group, Inc. (The)	711,038	79,259,406
Morgan Stanley	4,479,121	83,535,606

		162,795,012

Life & Health Insurance—1.54%
Aflac, Inc.	723,426	34,890,836
MetLife, Inc.	2,794,451	98,727,954

		133,618,790

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Comstock Fund

	Shares	Value

Managed Health Care—2.67%
UnitedHealth Group Inc.	3,095,273	$160,304,189
WellPoint, Inc.	1,099,150	70,697,328

		231,001,517

Movies & Entertainment—5.31%
News Corp. -Class B	7,521,927	146,451,919
Time Warner Inc.	2,994,514	110,976,689
Viacom Inc. -Class B	4,306,952	202,599,022

		460,027,630

Oil & Gas Drilling—0.51%
Noble Corp. (b)	1,272,520	44,334,597

Oil & Gas Equipment & Services—3.62%
Halliburton Co.	4,819,028	177,243,850
Weatherford International Ltd. (b)	8,139,628	136,257,372

		313,501,222

Oil & Gas Exploration & Production—0.97%
Chesapeake Energy Corp.	2,663,200	56,273,416
QEP Resources Inc.	949,192	27,184,859

		83,458,275

Other Diversified Financial Services—6.57%
Bank of America Corp.	13,019,335	92,827,858
Citigroup Inc.	7,565,508	232,412,406
JPMorgan Chase & Co.	6,518,073	243,124,123

		568,364,387

Packaged Foods & Meats—3.41%
Kraft Foods Inc. -Class A	3,928,209	150,450,405
Unilever N.V. -New York Shares (Netherlands)	4,345,115	144,909,585

		295,359,990

Paper Products—2.76%
International Paper Co.	7,675,210	239,006,039

Personal Products—0.31%
Avon Products, Inc.	1,522,283	27,050,969

Pharmaceuticals—9.70%
Abbott Laboratories	588,634	31,874,531
Bristol-Myers Squibb Co.	5,197,587	167,570,205
GlaxoSmithKline PLC -ADR (United Kingdom)	2,115,709	94,233,679
Merck & Co., Inc.	4,360,605	166,836,747
Pfizer Inc.	10,520,104	225,130,226
Roche Holding AG -ADR (Switzerland)	1,639,023	69,421,475
Sanofi -ADR (France)	2,281,455	84,710,424

		839,777,287

Property & Casualty Insurance—3.48%
Allstate Corp. (The)	6,675,522	192,588,810
Travelers Cos., Inc. (The)	1,869,530	108,993,599

		301,582,409

Regional Banks—2.35%
Fifth Third Bancorp	5,576,304	72,547,715
PNC Financial Services Group, Inc.	2,226,022	131,157,216

		203,704,931

Semiconductor Equipment—0.39%
KLA-Tencor Corp.	656,558	33,569,810

Semiconductors—0.75%
Intel Corp.	2,438,247	64,418,486

Soft Drinks—0.49%
PepsiCo, Inc.	639,273	41,981,058

Specialty Stores—0.78%
Staples, Inc.	4,637,348	67,844,401

Systems Software—2.56%
Microsoft Corp.	7,506,311	221,661,364

Wireless Telecommunication Services—1.01%
Vodafone Group PLC -ADR (United Kingdom)	3,221,786	87,278,183

Total Common Stocks & Other Equity Interests (Cost $8,540,885,787)		8,556,297,484

Money Market Funds—1.24%
Liquid Assets Portfolio — Institutional Class (c)	53,560,591	53,560,591
Premier Portfolio — Institutional Class (c)	53,560,591	53,560,591

Total Money Market Funds (Cost $107,121,182)		107,121,182

TOTAL INVESTMENTS—100.08% (Cost $8,648,006,969)		8,663,418,666

OTHER ASSETS LESS LIABILITIES—(0.08)%		(6,522,413)

NET ASSETS—100.00%		$8,656,896,253

Investment Abbreviations:

ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Comstock Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$8,593,997,191	$69,421,475	$—	$8,663,418,666

Invesco Van Kampen Comstock Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2012 was $1,184,084,840 and $1,405,049,620, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$978,526,736

Aggregate unrealized (depreciation) of investment securities	(976,264,436)

Net unrealized appreciation of investment securities	$2,262,300

Cost of investments for tax purposes is $8,661,156,366.
Invesco Van Kampen Comstock Fund

Invesco Van Kampen Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           VK-MCG-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—97.27%
Aerospace & Defense—1.10%
Triumph Group, Inc.	256,720	$16,062,970

Air Freight & Logistics—1.48%
C.H. Robinson Worldwide, Inc.	312,971	21,544,924

Apparel, Accessories & Luxury Goods—3.10%
Coach, Inc.	382,505	26,794,475
Michael Kors Holdings Ltd. (b)	593,038	18,354,526

		45,149,001

Application Software—2.47%
Citrix Systems, Inc. (b)	250,896	16,360,928
Salesforce.com, Inc. (b)	168,248	19,651,367

		36,012,295

Asset Management & Custody Banks—1.70%
Affiliated Managers Group, Inc. (b)	247,088	24,834,815

Auto Parts & Equipment—3.13%
BorgWarner, Inc. (b)	286,589	21,388,137
Gentex Corp.	900,165	24,187,434

		45,575,571

Automobile Manufacturers—1.30%
Tesla Motors, Inc. (b)(c)	649,820	18,890,267

Automotive Retail—1.03%
O’Reilly Automotive, Inc. (b)	183,466	14,954,314

Biotechnology—2.40%
BioMarin Pharmaceutical Inc. (b)	580,633	20,711,179
United Therapeutics Corp. (b)	290,302	14,277,052

		34,988,231

Broadcasting—1.73%
Discovery Communications, Inc. -Class A (b)	587,493	25,191,700

Communications Equipment—2.76%
F5 Networks, Inc. (b)	133,880	16,030,791
Juniper Networks, Inc. (b)	418,667	8,762,700
Riverbed Technology, Inc. (b)	256,324	6,136,397
Sycamore Networks, Inc. (b)	483,057	9,380,967

		40,310,855

Computer Storage & Peripherals—0.85%
NetApp, Inc. (b)	329,149	12,422,083

Construction & Engineering—0.92%
MasTec Inc. (b)	821,746	13,386,242

Construction & Farm Machinery & Heavy Trucks—2.64%
AGCO Corp. (b)	456,159	23,232,178
Navistar International Corp. (b)	351,026	15,195,915

		38,428,093

Consumer Finance—1.73%
Discover Financial Services	928,431	25,234,755

Electrical Components & Equipment—1.65%
Cooper Industries PLC (Ireland)	406,026	24,004,257

Electronic Components—2.40%
Amphenol Corp. -Class A	643,651	35,033,924

Fertilizers & Agricultural Chemicals—1.40%
Intrepid Potash, Inc. (b)	852,351	20,362,665

Footwear—0.48%
Deckers Outdoor Corp. (b)	87,095	7,041,631

General Merchandise Stores—1.59%
Dollar Tree, Inc. (b)	272,938	23,147,872

Health Care Facilities—3.03%
Brookdale Senior Living Inc. (b)	1,005,774	17,701,623
Universal Health Services, Inc. -Class B	640,611	26,450,828

		44,152,451

Health Care Services—4.69%
DaVita, Inc. (b)	362,001	29,615,302
Express Scripts, Inc. (b)(c)	479,430	24,527,639
HMS Holdings Corp. (b)	431,334	14,238,335

		68,381,276

Health Care Technology—1.45%
Allscripts Healthcare Solutions, Inc. (b)	1,104,277	21,113,776

Hotels, Resorts & Cruise Lines—1.60%
Starwood Hotels & Resorts Worldwide, Inc.	431,411	23,399,733

Household Products—1.54%
Church & Dwight Co., Inc.	494,070	22,415,956

Human Resource & Employment Services—1.22%
Robert Half International, Inc.	641,511	17,763,440

Industrial Gases—1.45%
Airgas, Inc.	267,378	21,104,145

Industrial Machinery—3.17%
Flowserve Corp.	215,247	23,713,762
Gardner Denver Inc.	301,353	22,480,934

		46,194,696

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

	Shares	Value

Internet Software & Services—1.57%
Equinix, Inc. (b)	190,974	$22,909,241

IT Consulting & Other Services—1.51%
Cognizant Technology Solutions Corp. -Class A (b)	306,543	21,994,460

Managed Health Care—1.99%
Aetna Inc.	332,607	14,534,926

Cigna Corp. (c)	322,987	14,479,507

		29,014,433

Metal & Glass Containers—1.04%
Owens-Illinois, Inc. (b)	631,491	15,187,359

Movies & Entertainment—1.31%
Cinemark Holdings, Inc.	969,799	19,124,436

Oil & Gas Equipment & Services—4.54%
Cameron International Corp. (b)	552,330	29,383,956

Key Energy Services, Inc. (b)	890,614	12,896,090

Weatherford International Ltd. (b)	1,432,624	23,982,126

		66,262,172

Oil & Gas Exploration & Production—4.07%
Cabot Oil & Gas Corp.	537,102	17,133,554
Pioneer Natural Resources Co.	72,798	7,228,841
Sanchez Energy Corp. (b)(c)	279,107	5,007,180
Whiting Petroleum Corp. (b)	598,526	29,980,167

		59,349,742

Pharmaceuticals—0.51%
Endo Pharmaceuticals Holdings Inc. (b)	200,334	7,446,415

Railroads—2.31%
Kansas City Southern (b)	490,651	33,678,285

Restaurants—2.56%
Chipotle Mexican Grill, Inc. (b)	34,297	12,596,945
Panera Bread Co. -Class A (b)	166,912	24,744,704

		37,341,649

Semiconductors—5.76%
Altera Corp.	497,788	19,806,985
Atmel Corp. (b)	791,760	7,687,990
Avago Technologies Ltd. (Singapore)	780,430	26,487,794
Broadcom Corp. -Class A (b)	324,836	11,154,868
LSI Corp. (b)	2,494,960	18,886,847

		84,024,484

Soft Drinks—1.30%
Monster Beverage Corp. (b)	182,108	19,032,107

Specialized Consumer Services—0.76%
Coinstar, Inc. (b)(c)	223,394	11,109,384

Specialty Chemicals—3.30%
Albemarle Corp.	383,797	24,681,985
LyondellBasell Industries N.V. -Class A (Netherlands)	544,543	23,469,803

		48,151,788

Specialty Stores—5.05%
Dick’s Sporting Goods, Inc.	565,196	23,291,727
PetSmart, Inc.	509,723	27,127,458
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	303,916	23,164,478

		73,583,663

Technology Distributors—1.24%
Avnet, Inc. (b)	517,870	18,058,127

Trucking—1.56%
J.B. Hunt Transport Services, Inc.	444,672	22,709,399

Wireless Telecommunication Services—2.88%
NII Holdings Inc. (b)	705,625	14,190,119
SBA Communications Corp. -Class A (b)	607,892	27,792,822

		41,982,941

Total Common Stocks (Cost $1,315,920,895)		1,418,062,023

Money Market Funds—2.83%
Liquid Assets Portfolio — Institutional Class (d)	20,599,701	20,599,701
Premier Portfolio — Institutional Class (d)	20,599,702	20,599,702

Total Money Market Funds (Cost $41,199,403)		41,199,403

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.10% (Cost $1,357,120,298)		1,459,261,426

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.49%
Liquid Assets Portfolio — Institutional Class (Cost $21,719,124)(d)(e)	21,719,124	21,719,124

TOTAL INVESTMENTS—101.59% (Cost $1,378,839,422)		1,480,980,550

OTHER ASSETS LESS LIABILITIES—(1.59)%		(23,194,382)

NET ASSETS—100.00%		$1,457,786,168

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2012.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Mid Cap Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Van Kampen Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,480,980,550	$—	$—	$1,480,980,550

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2012 was $1,253,804,746 and $1,446,037,190, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$161,943,143

Aggregate unrealized (depreciation) of investment securities	(62,019,643)

Net unrealized appreciation of investment securities	$99,923,500

Cost of investments for tax purposes is $1,381,057,050.
NOTE 4 — Proposed Reorganization
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Capital Development Fund (the “Target Fund”) in exchange for shares of the Fund.
          The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2012. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.
Invesco Van Kampen Mid Cap Growth Fund

Invesco Van Kampen Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           VK-SCV-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—98.74%
Aerospace & Defense—1.56%
AAR Corp.	1,630,698	$34,554,491

Air Freight & Logistics—2.19%
UTI Worldwide, Inc.	3,263,100	48,587,559

Apparel, Accessories & Luxury Goods—3.58%
Jones Group Inc. (The)	3,066,600	27,998,058
Liz Claiborne, Inc. (b)	3,681,286	34,235,960
Maidenform Brands, Inc. (b)	850,025	17,000,500

		79,234,518

Asset Management & Custody Banks—1.58%
Janus Capital Group Inc.	4,449,000	35,013,630

Automobile Manufacturers—0.49%
Winnebago Industries, Inc. (b)	1,189,415	10,871,253

Building Products—1.80%
Masco Corp.	3,302,100	39,856,347

Computer Storage & Peripherals—2.46%
Synaptics Inc. (b)	1,421,800	54,469,158

Construction & Engineering—2.03%
Aegion Corp. (b)	1,951,400	33,310,398
Orion Marine Group, Inc. (b)(c)	1,596,392	11,557,878

		44,868,276

Construction & Farm Machinery & Heavy Trucks—4.88%
Terex Corp. (b)	2,482,400	49,151,520
WABCO Holdings Inc. (b)	1,134,800	58,839,380

		107,990,900

Construction Materials—1.23%
Eagle Materials Inc.	927,800	27,286,598

Consumer Electronics—2.71%
Harman International Industries, Inc.	1,423,936	60,090,099

Data Processing & Outsourced Services—1.29%
Euronet Worldwide, Inc. (b)	1,555,100	28,551,636

Education Services—1.35%
Grand Canyon Education, Inc. (b)	1,776,309	29,806,465

Electrical Components & Equipment—3.00%
Belden Inc.	1,695,426	66,477,653

Electronic Components—1.29%
Rogers Corp. (b)	740,253	28,447,923

Electronic Equipment & Instruments—0.39%
Checkpoint Systems, Inc. (b)	829,286	8,724,089

Electronic Manufacturing Services—7.04%
Flextronics International Ltd. (Singapore) (b)	4,085,900	28,070,133
Jabil Circuit, Inc.	2,214,800	50,187,368
Methode Electronics, Inc. (c)	2,560,881	25,429,548
Sanmina- SCI Corp. (b)(c)	4,740,894	52,055,016

		155,742,065

Gas Utilities—0.93%
UGI Corp.	763,600	20,548,476

Health Care Facilities—2.56%
Brookdale Senior Living, Inc. (b)	855,286	15,053,034
HealthSouth Corp. (b)	646,500	12,470,985
VCA Antech, Inc. (b)	1,305,800	29,223,804

		56,747,823

Health Care Services—0.92%
AMN Healthcare Services, Inc. (b)(c)	4,001,298	20,366,607

Health Care Supplies—4.80%
Alere, Inc. (b)	2,305,900	55,687,485
Cooper Cos., Inc. (The)	701,965	50,639,755

		106,327,240

Home Entertainment Software—0.20%
THQ Inc. (b)(c)	6,715,718	4,498,859

Homebuilding—4.11%
PulteGroup Inc. (b)	6,950,100	51,778,245
Ryland Group, Inc. (The)	2,153,453	39,192,845

		90,971,090

Industrial Machinery—1.87%
Mueller Water Products, Inc. -Class A	2,514,249	6,889,042
Snap-on, Inc.	609,100	34,420,241

		41,309,283

Investment Banking & Brokerage—0.59%
FBR Capital Markets Corp. (b)(c)	5,981,300	13,099,047

IT Consulting & Other Services—2.71%
Acxiom Corp. (b)	2,615,531	35,885,085
CIBER, Inc. (b)(c)	5,531,700	24,062,895

		59,947,980

Life & Health Insurance—1.61%
CNO Financial Group, Inc. (b)	5,298,188	35,603,823

Life Sciences Tools & Services—1.37%
PerkinElmer, Inc.	1,263,400	30,296,332

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Value Fund

	Shares	Value

Managed Health Care—0.39%
Triple-S Management Corp. -Class B (Puerto Rico) (b)	402,190	$8,578,713

Office Services & Supplies—3.75%
ACCO Brands Corp. (b)(c)	5,399,313	57,340,704
Interface, Inc. -Class A	1,923,986	25,569,774

		82,910,478

Oil & Gas Equipment & Services—4.13%
Global Geophysical Services, Inc. (b)	1,206,500	10,870,565
ION Geophysical Corp. (b)	4,939,400	36,699,742
Superior Energy Services, Inc. (b)	1,539,880	43,901,979

		91,472,286

Oil & Gas Exploration & Production—1.09%
Goodrich Petroleum Corp. (b)	1,400,600	24,174,356

Paper Packaging—1.65%
Sealed Air Corp.	1,834,900	36,569,557

Property & Casualty Insurance—3.35%
AmTrust Financial Services, Inc.	1,795,174	46,548,862
Argo Group International Holdings, Ltd. (Bermuda)	955,000	27,513,550

		74,062,412

Real Estate Development—0.29%
Forestar Group, Inc. (b)	399,921	6,366,742

Regional Banks—5.59%
First Niagara Financial Group, Inc.	2,947,217	28,204,867
TCF Financial Corp.	4,545,500	45,636,820
Zions Bancorp.	2,967,500	49,972,700

		123,814,387

Reinsurance—4.09%
Platinum Underwriters Holdings, Ltd.	916,298	31,383,207
Reinsurance Group of America, Inc.	418,000	22,776,820
Validus Holdings, Ltd. (Bermuda)	1,137,600	36,482,832

		90,642,859

Research & Consulting Services—3.06%
Dun & Bradstreet Corp. (The)	435,500	36,063,755
Resources Connection Inc. (c)	2,542,614	31,579,266

		67,643,021

Restaurants—1.56%
Sonic Corp. (b)(c)	5,056,653	34,638,073

Semiconductor Equipment—1.87%
Brooks Automation, Inc.	784,006	8,404,544
Novellus Systems, Inc. (b)	700,600	33,033,290

		41,437,834

Semiconductors—1.65%
Microsemi Corp. (b)	1,850,000	36,593,000

Specialized Consumer Services—1.86%
H&R Block, Inc.	2,517,900	41,192,844

Specialty Chemicals—0.95%
Zep, Inc. (c)	1,281,101	20,984,434

Trading Companies & Distributors—2.92%
AerCap Holdings N.V. (Netherlands) (b)	5,168,177	64,550,531

Total Common Stocks (Cost $1,906,198,164)		2,185,920,747

Money Market Funds—1.15%
Liquid Assets Portfolio — Institutional Class (d)	12,799,991	12,799,991
Premier Portfolio — Institutional Class (d)	12,799,990	12,799,990

Total Money Market Funds (Cost $25,599,981)		25,599,981

TOTAL INVESTMENTS—99.89% (Cost $1,931,798,145)		2,211,520,728

OTHER ASSETS LESS LIABILITIES—0.11%		2,338,722

NET ASSETS—100.00%		$2,213,859,450

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2012 was $295,612,327, which represented 13.35% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Small Cap Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,211,520,728	$—	$—	$2,211,520,728

Invesco Van Kampen Small Cap Value Fund

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended January 31, 2012.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	04/30/11	at Cost	from Sales	(Depreciation)	(Loss)	01/31/12	Income

ACCO Brands Corp.	$28,735,007	$17,925,869	$(2,101,072)	$12,581,065	$199,835	$57,340,704	$—

AMN Healthcare Services, Inc.	8,025,382	20,432,884	—	(8,091,659)	—	20,366,607	—

CIBER, Inc.	—	19,635,438	—	4,427,457	—	24,062,895	—

FBR Capital Markets Corp.	10,036,800	11,350,588	—	(8,288,341)	—	13,099,047	—

Liz Clairborne, Inc.(a)	36,954,379	29,285,257	(60,116,268)	10,036,395	18,076,197	34,235,960	—

Methode Electronics, Inc.	16,222,154	11,222,594	—	(2,015,200)	—	25,429,548	88,438

Orion Marine Group, Inc.	9,046,745	9,461,959	(339,615)	(5,975,614)	(635,597)	11,557,878	—

Resources Connection Inc.	14,303,646	21,359,121	—	(4,083,501)	—	31,579,266	338,286

Sanmina- SCI Corp.	19,325,108	32,168,811	—	561,097	—	52,055,016	—

Sonic Corp.	25,807,593	23,751,138	—	(14,920,658)	—	34,638,073	—

THQ Inc.	—	24,950,657	—	(20,451,798)	—	4,498,859	—

Zep, Inc.	14,280,229	9,228,554	(2,008,662)	(5,856)	(509,831)	20,984,434	164,581

Total	$182,737,043	$230,772,870	$(64,565,617)	$(36,226,613)	$17,130,604	$329,848,287	$591,305

(a)	As of January 31, 2012 this security is no longer considered an affiliate of the Fund.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2012 was $638,319,605 and $518,042,100, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$400,004,507

Aggregate unrealized (depreciation) of investment securities	(123,646,114)

Net unrealized appreciation of investment securities	$276,358,393

Cost of investments for tax purposes is $1,935,162,335.
Invesco Van Kampen Small Cap Value Fund

Invesco Van Kampen Value
Opportunities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           VK-VOPP-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.79%
Advertising—5.68%
Omnicom Group Inc.	1,157,529	$52,794,898

Aerospace & Defense—1.83%
Honeywell International Inc.	293,477	17,033,405

Asset Management & Custody Banks—1.60%
Bank of New York Mellon Corp. (The)	739,488	14,885,893

Automobile Manufacturers—1.96%
Renault S.A. (France)	425,253	18,161,861

Brewers—3.58%
Molson Coors Brewing Co. -Class B	774,418	33,214,788

Cable & Satellite—6.93%
Comcast Corp. -Class A	796,528	21,179,679
Time Warner Cable Inc.	586,480	43,235,306

		64,414,985

Computer Hardware—6.35%
Apple Inc. (b)	50,616	23,105,192
Dell Inc. (b)	758,678	13,072,022
Hewlett-Packard Co.	815,138	22,807,561

		58,984,775

Data Processing & Outsourced Services—1.06%
Western Union Co. (The)	513,307	9,804,164

Department Stores—3.76%
Macy’s, Inc.	1,036,800	34,929,792

Diversified Banks—5.88%
Comerica Inc.	351,184	9,717,261
U.S. Bancorp	582,325	16,433,212
Wells Fargo & Co.	975,830	28,503,994

		54,654,467

General Merchandise Stores—1.90%
Target Corp.	347,201	17,641,283

Homebuilding—1.50%
Ryland Group, Inc. (The)	766,118	13,943,348

Household Products—2.80%
Procter & Gamble Co. (The)	413,379	26,059,412

Hypermarkets & Super Centers—2.75%
Wal-Mart Stores, Inc.	416,854	25,578,161

Industrial Conglomerates—1.70%
General Electric Co.	845,788	15,824,693

Integrated Oil & Gas—12.85%
Chevron Corp.	370,050	38,144,754
Exxon Mobil Corp.	233,437	19,548,014
Petroleo Brasileiro S.A. -ADR (Brazil)	629,201	19,222,091
Royal Dutch Shell PLC -ADR (United Kingdom)	595,363	42,485,104

		119,399,963

Investment Banking & Brokerage—2.67%
Goldman Sachs Group, Inc. (The)	97,094	10,823,068
Morgan Stanley	748,262	13,955,086

		24,778,154

Life & Health Insurance—1.52%
MetLife, Inc.	400,365	14,144,895

Managed Health Care—2.11%
UnitedHealth Group Inc.	379,032	19,630,067

Oil & Gas Drilling—1.03%
Noble Corp. (b)	275,227	9,588,909

Other Diversified Financial Services—7.31%
Bank of America Corp.	1,600,817	11,413,825
Citigroup Inc.	573,980	17,632,666
JPMorgan Chase & Co.	1,041,099	38,832,993

		67,879,484

Pharmaceuticals—4.24%
Bristol-Myers Squibb Co.	404,158	13,030,054
Pfizer Inc.	1,232,599	26,377,619

		39,407,673

Property & Casualty Insurance—14.42%
Allied World Assurance Co. Holdings AG (Switzerland)	282,231	17,365,673
Allstate Corp. (The)	715,165	20,632,510
Aspen Insurance Holdings Ltd.	918,024	24,382,718
Chubb Corp. (The)	821,052	55,347,115
Travelers Cos., Inc. (The)	278,780	16,252,874

		133,980,890

Steel—1.30%
POSCO -ADR (South Korea)	132,089	12,120,487

Wireless Telecommunication Services—2.06%
Vodafone Group PLC -ADR (United Kingdom)	707,026	19,153,334

Total Common Stocks & Other Equity Interests (Cost $799,966,532)		918,009,781

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Value Opportunities Fund

	Shares	Value

Money Market Funds—1.34%
Liquid Assets Portfolio — Institutional Class (c)	6,216,368	$6,216,368
Premier Portfolio — Institutional Class (c)	6,216,368	6,216,368

Total Money Market Funds (Cost $12,432,736)		12,432,736

TOTAL INVESTMENTS—100.13% (Cost $812,399,268)		930,442,517

OTHER ASSETS LESS LIABILITIES—(0.13)%		(1,196,109)

NET ASSETS—100.00%		$929,246,408

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Value Opportunities Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen Value Opportunities Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$912,280,656	$18,161,861	$—	$930,442,517

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2012 was $62,050,330 and $27,308,525, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$187,096,104

Aggregate unrealized (depreciation) of investment securities	(69,063,729)

Net unrealized appreciation of investment securities	$118,032,375

Cost of investments for tax purposes is $812,410,142.
Invesco Van Kampen Value Opportunities Fund

Item 2. Controls and Procedures.
(a)	As of March 21, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	March 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	March 30, 2012

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	March 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.